Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 – Income Taxes:

The Company files income tax returns in the State of Israel. The tax rate relevant to the Company is 23%.

	December 31,
	2022	2021
Deferred tax assets:
Net loss carryforwards	2,026,144	1,922,830

Deferred asset before valuation allowance	2,026,144	1,922,830
Valuation allowance	(2,026,144)	(1,922,830)
Net deferred tax asset	—	—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realizability.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of both December 31, 2022 and 2021 the Company had no unrecognized tax benefits. There were no changes in the Company’s unrecognized tax benefits during the years ended December 31, 2022 and 2021. The Company did not recognize any interest or penalties during the years ended December 31, 2022 and 2021 related to unrecognized tax benefits.

The Company’s tax reports through 2016 are considered final assessments in accordance with the provisions of section 145 of the Income Tax Ordinance. Tax loss carryforwards amount to approximately USD 8.9 million, (NIS 31 million) as of December 31, 2022, and do not expire.

During 2021, the Company submitted a request to the Israeli Income Tax Authority, for the approval of a plan for the issuance of employee stock options via a trustee as defined in section 102 of the Income Tax Ordinance. The Company chose a capital taxation route that would apply to the Company’s employees and undertook to deduct the full tax applicable to employees before shares are issued to an employee.